Subsequent Events (Detail) $ in Thousands					1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 21, 2017 USD ($) building	Apr. 20, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 23, 2017 USD ($)	Jul. 31, 2016	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) building vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 23, 2017 NOK	Dec. 21, 2016 USD ($)	Jul. 31, 2013 USD ($)
Subsequent Event [Line Items]
Ownership percentage							100.00%
Payments to acquire vessels							$ 345,790	$ 191,969	$ 188,855
Long-term debt							$ 1,791,226	$ 1,999,209
Number of vessels | vessel							35,000
Skaugen Gulf Petchem Carriers B.S.C
Subsequent Event [Line Items]
Ownership percentage							35.00%
Nogaholding
Subsequent Event [Line Items]
Ownership percentage							35.00%
Suffun Bahrain W.L.L.
Subsequent Event [Line Items]
Ownership percentage							30.00%
Norgas Sonoma | Subsequent Event
Subsequent Event [Line Items]
Partnership interest owned		100.00%
Payments to acquire vessels		$ 13,000
RasGas 3 Joint Venture
Subsequent Event [Line Items]
Ownership percentage							40.00%
Long-term debt											$ 610,000
RasGas 3 Joint Venture | Subsequent Event
Subsequent Event [Line Items]
Number of vessels			$ 100,000
Teekay LNG-Marubeni Joint Venture
Subsequent Event [Line Items]
Long-term debt							$ 396,000					$ 963,000
Teekay LNG-Marubeni Joint Venture | Subsequent Event
Subsequent Event [Line Items]
Equity method investments						$ 57,000
Long-term debt						335,000
Norwegian Bond Due October 2021 | Subsequent Event
Subsequent Event [Line Items]
Debt principal amount				$ 36,000						NOK 300,000,000
Repayment percentage				103.75%
Fixed interest rate				7.69%						7.69%
Secured Term loan Facility Maturing in 2026 | RasGas 3 Joint Venture
Subsequent Event [Line Items]
Long-term debt											$ 723,000
Teekay Lng | RasGas 3 Joint Venture | Subsequent Event
Subsequent Event [Line Items]
Number of vessels			$ 40,000
Torben Spirit | Subsequent Event
Subsequent Event [Line Items]
Operating lease arrangement period, lessor			10 months
Charter contract period			1 year
Sale leaseback amount						$ 125,000
LNG Carriers
Subsequent Event [Line Items]
Sale leaseback amount							$ 682,800
Term of contract					10 years
Number of carrier newbuildings | building							4
LNG Carriers | Subsequent Event
Subsequent Event [Line Items]
Sale leaseback amount	$ 174,300
Term of contract	10 years
Number of carrier newbuildings | building	1
Newbuildings
Subsequent Event [Line Items]
Number of vessels | vessel							15,000
Newbuildings | LNG Carriers
Subsequent Event [Line Items]
Number of carrier newbuildings | building							4
Liquefied Natural Gas | Newbuildings
Subsequent Event [Line Items]
Number of vessels | vessel							9